Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Mar. 31, 2026
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	5 years
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	5 years
Computers equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	3 years 3 months 18 days
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Leasehold improvements	Leasehold improvements [Member]